Advances from FHLB (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	$ 18,950	$ 19,889
Overnight and short term advances, maturing in less than one year [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	11,600	4,560
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.39%	0.38%
One year advance, maturing February 12, 2015 and February 28, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	2,350	1,250
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	0.27%	0.27%
Seven year advance, maturing December 29, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks	5,000	5,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	3.56%	3.56%
Seven year fixed rate advance, maturing August 8, 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from Federal Home Loan Banks		9,079
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate	5.57%	5.57%
Debt Instrument, Periodic Payment	57
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 8,925